Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Payments Under Non-Cancelable Operating Leases

At September 30, 2019, future minimum payments under non-cancelable operating leases are as follows:

Years	Operating Leases
(in millions)
2020	$52
2021	49
2022	48
2023	47
2024	45
Thereafter	207

Total	$448